FINANCE INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
FINANCE INCOME (EXPENSES), NET
NOTE 14 - FINANCE INCOME (EXPENSES), NET

Composition:

	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Interest income on short-term deposits and other	101	69	245
Bank fees and interest expenses	(13)	(12)	(8)
Changes in provision for royalties	22	28	3
Exchange rate differences	(43)	(6)	(18)
Changes in fair value of derivatives	52	7	11
Total financing income, net	119	86	233